Related Party Transactions (Tables)	12 Months Ended
Jan. 31, 2019
Text block [abstract]
Summary of Benefit Expenses in Relation with Key Management Personnel

The Company incurred the following benefit expenses in relation with key management personnel:

	Years ended
	January 31, 2019	January 31, 2018
Current remuneration	$16.1	$14.2
Post-employment benefits	1.1	1.6
Termination benefits	0.5	—
Stock-based compensation expense	6.1	4.6
Total	$23.8	$20.4